Statement of Changes in Owners' Deficit (Unaudited) - 5 months ended Jun. 30, 2015 - USD ($)	Total	Paid in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Feb. 10, 2015
Capital contribution	$ 195,878	$ 195,878
Net loss for the period	(202,740)			$ (202,740)
Foreign currency translation	(17)		$ (17)
Ending Balance at Jun. 30, 2015	$ (6,879)	$ 195,878	$ (17)	$ (202,740)